Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and liabilities at fair value on a recurring basis at March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$16,940	-	-	$16,940
Total	$16,940	-	-	$16,940

Liabilities
Derivative liability	-	-	$49,079	$49,079
Total	-	-	$49,079	$49,079

Assets and liabilities at fair value on a recurring basis at December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$124,740	-	-	$124,740
Total	$124,740	-	-	$124,740

Liabilities
Derivative liability	-	-	$74,240	$74,240
Total	-	-	$74,240	$74,240

Assets and liabilities measured at fair value on a recurring basis at December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$124,740	$-	$-	$124,740
Total	$124,740	$-	$-	$124,740

Liabilities
Derivative liability	$-	$-	$74,240	$74,240
Total	$-	$-	$74,240	$74,240

Assets measured at fair value on a recurring basis at December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	$4,620	$-	$-	$4,620
Total	$4,620	$-	$-	$4,620